Business Combination (Details Narrative) - USD ($)		12 Months Ended
	Jan. 11, 2023	Dec. 31, 2023	Dec. 31, 2024
Business Combination [Line Items]
Consideration of equity interest shares value		$ 1,900,000
The Leaf at 73740 LLC [Member]
Business Combination [Line Items]
Percentage of outstanding interest	100.00%
Consideration of equity interest shares	7,633,697
Consideration of equity interest shares value	$ 3,700,000
Consideration of equity interest working capital	$ 1,200,000
Consideration amount			$ 935,618